SHARE BASED PAYMENTS	12 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENTS

23. SHARE BASED PAYMENTS

(a) Employee option plan

On December 21, 2020, the Company issued 12,850,000 options with an exercise price of A$0.008 (0.8cents) per option, expiring December 1, 2023 issued under an employee incentive scheme (2020: Nil).The Company, also issued various unlisted options to underwriters and sub-underwriters as a part of capital raising costs. Please refer to further details on options on Note 22.

(b) Performance Rights Issuance

After receiving requisite shareholder approval on November 29, 2018, the Company has issued 76,250,000 performance rights to Directors of the Company as follows:

●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C performance Rights to Dr. Paul Kasian
●	3,750,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	6,250,000 Class A Performance Rights to Dr. Jerzy Muchnicki
●	5,000,000 Class A Performance Rights to Mr. Peter Rubinstein
●	3,750,000 Class A Performance Rights to Mr. Xue Lee

In the year ended June 30, 2020, all Performance Rights previously issued to Dr. Paul Kasian and Mr. Xue Lee were forfeited.

After receiving another requisite shareholder approval on December 10, 2020, the Company issued additional 125,000,000 Performance Rights to Directors of the Company as follows:

●	5,000,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Dr. Jerzy Muchnicki
●	7,500,00 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Mr. Peter Rubinstein
●	5,000,000 Class A Performance Rights to Mr. Nicholas Burrows

During the year, the Board has approved for the following Performance Rights to be issued to the Chief Executive Officer and Chief Operating Officer:

●	60,000,000 Class D Performance Rights to Mr. Simon Morris
●	3,937,500 Class E Performance Rights to Mr. Stanley Sack

The Company has accounted for these Performance Rights in accordance with its accounting policy for share-based payment transactions and has recorded A$622,725 of associated expense in the current reporting period.

23. SHARE BASED PAYMENTS (Cont.)

(b) Performance Rights Issuance (Cont.)

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The Performance Rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the Performance Rights for nil consideration. Accordingly, the Performance Rights may have a present value at the date of their grant. Various factors impact upon the value of Performance Rights including:

●	the period outstanding before the expiry date of the Performance Rights;

●	the underlying price or value of the securities into which they may be converted;

●	the proportion of the issued capital as expanded consequent upon conversion of the Performance Rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and

●	the value of the shares into which the Performance Rights may be converted.

There are various formulae which can be applied to determining the theoretical value of options (including the formula known as the Black-Scholes Model valuation formula and the Monte Carlo simulation).

The Company has commissioned an independent valuation of the Performance Rights. The independent valuer has applied the Monte Carlo simulation in providing the valuation of the Performance Rights.

Inherent in the application of the Monte Carlo simulation are a number of inputs, some of which must be assumed. For the Performance Rights issued in the year ended June 2019, the data relied upon in applying the Monte Carlo simulation was:

a)	exercise price being 0.0 cents per Performance Right for all classes;

b)	VWAP hurdle (10 days consecutive share price hurdle) equaling 2.0 cents for Class A Performance Rights;

c)	the continuously compounded risk-free rate being 2.02% for all classes of Performance Rights (calculated with reference to the RBA quoted Commonwealth Government bonds as at 8 October 2018 of similar duration to that of the expected life of each class of Performance Right);

d)	the expected option life of 2.8 years for all classes of Performance Rights; and

e)	a volatility measure of 80%.

For the Performance Rights issued during the current year, the data relied upon in applying the Monte Carlo simulation was:

a)	exercise price being 0.0 cents per Performance Right for all classes;

b)	VWAP hurdle (10 days consecutive share price hurdle) equaling A$0.012 for Class A and A$0.014 for Class B, and (15 days consecutive share price hurdle) equaling $0.016 for Class D Performance Rights;

c)	sales and market cap hurdles as listed above for Class C and Class E Performance Rights;

d)	the continuously compounded risk free rate being 0.111% for all classes of Performance Rights (calculated with reference to Refinitiv – closing share price as at December 21, 2020, and 3 year Australian Government yield as at December 21, 2020);

e)	the expected option life of 2 years for Class E Performance Rights and 3 years for all other classes of Performance Rights; and

f)	a volatility measure of 158.23%.

23. SHARE BASED PAYMENTS (Cont.)

(b) Performance Rights Issuance (Cont.)

Performance hurdles

The Directors, being the recipients of the Performance Rights, must remain engaged by the Company at the time of satisfaction of the performance hurdle in order for the relevant Performance Right to vest.

Performance Rights issued during the year ended June 30, 2021

The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.012 or greater for more than 10-day consecutive ASX trading days.

The Class B Performance Rights vest and are exercisable upon the Share price reaching $0.014 or greater for more than 10-day consecutive ASX trading days and sales commence on the Consumer Initiated Testing (CIT) platform in either Australia or the United States of America.

The Class C Performance Rights vest and are exercisable upon a minimum of 4,000 tests being processed in any 12 month period or the market cap of the Company reaching $100 million or above and being sustained for more than 10 consecutive ASX trading days, whichever happens sooner.

The Class D Performance Rights vest and are exercisable upon the Share price reaching $0.016 or greater for more than 15-day consecutive ASX trading days.

The Class E Performance Rights vest and are exercisable upon the first commercial sale of the Company’s COVID-19 risk test with IBX (Infinity BioLogix).

Performance Rights issued prior to the year ended June 30, 2021

The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.02 or greater for more than 10 day consecutive ASX trading days.

Performance rights issued during prior years, vested during the year

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights	Expense accounted for during the year
Dr. Lindsay Wakefield	3,750,000	0.77	$28,875	$9,625
Dr. Jerzy Muchnicki	6,250,000	0.77	$48,125	$16,042
Mr. Peter Rubinstein	5,000,000	0.77	$38,500	$12,833
Total	15,000,000		$115,500	$38,500

Performance rights cancelled/forfeited during the year ended June 30, 2020

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights	Expense accounted for during the year
Mr. Xue Lee(2)	3,750,000	0.77	$28,875	$(5,616)
Dr. Paul Kasian(1)	7,500,000	0.77	$57,750	$(11,229)
Total	11,250,000		$86,625	$(16,845)

	Number of Performance Rights issued	Valuation per Class B (cents)	Total fair value of Class B Performance Rights	Expense accounted for during the year
Dr. Paul Kasian(1)	25,000,000	0.77	$192,500	$(37,431)

	Number of Performance Rights issued	Valuation per Class C (cents)	Total fair value of Class C Performance Rights	Expense accounted for during the year
Dr. Paul Kasian(1)	25,000,000	0.57	$142,500	$(27,708)

Notes:

(1)	Dr. Paul Kasian resigned on September 24, 2019.
(2)	Mr. Xue Lee resigned on July 9, 2019

No Performance Rights were cancelled/forfeited during the year ended June 30, 2021.

23. SHARE BASED PAYMENTS (cont.)

(c) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognised during the period as part of employee benefit expense were as follows:

	Consolidated
	2021	2020	2019
	$	$	$
Kentgrove options issued	16,667	16,667	15,278
Performance rights issued	622,725	38,500	104,441
Reversal of forfeited Performance Rights	—	(81,984)	—
Options issued under employee option plan	75,186	12,375	215,383
Total expenses arising from share-based payments	714,578	(14,442)	335,102

(d) Securities issued during capital raise

The following information relates to options granted and issued against the capital raising costs year ended June 30, 2020;

Director	Grant date of issued options	Number of options issued
Mr. Peter Rubinstein	November 28, 2019	125,000,000
Dr. Jerzy Muchnicki	November 28, 2019	125,000,000
Total		250,000,000

	2020
Grant Date		November 28, 2019
Options issued		250,000,000
Dividend yield		—
Historic volatility and expected volatility		136%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.003
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.85%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	1,056,054

Holder	Grant date of issued options	Number of options issued
Various underwriters	October 30, 2019	250,000,000

	2020
Grant Date		October 30, 2019
Options issued		250,000,000
Dividend yield		—
Historic volatility and expected volatility		136%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.003
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.78%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	817,666

Holder	Grant date of issued options	Number of options issued
Lodge Corporate Pty Ltd	March 6, 2020	5,000,000

	2020
Grant Date		March 6, 2020
Options issued		5,000,000
Dividend yield		—
Historic volatility and expected volatility		141%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.007
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.36%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	29,340